Uncategorized Items
[dei_TradingSymbol]	RTSRX	RTSIX
[imstramius_CheckFee]			15.00	15.00
[imstramius_SubadvisoryFees]					0.0008	[footnoteimstramius_S000033633Managementfeesinclud]	0.0008	[footnoteimstramius_S000033633Managementfeesinclud]
[imstramius_SubsidiaryExpenses]					0.0251	[footnoteimstramius_S000033633Managementfeesinclud],[footnoteimstramius_S000033633Thisitemdoesnotinclu]	0.0251	[footnoteimstramius_S000033633Managementfeesinclud],[footnoteimstramius_S000033633Thisitemdoesnotinclu]
[imstramius_WireFee]			20.00	20.00
[rr_AcquiredFundFeesAndExpensesOverAssets]					0.0001	[footnoteimstramius_S000033633Managementfeesinclud]	0.0001	[footnoteimstramius_S000033633Managementfeesinclud]
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_AnnualReturn2012]							(0.0155)
[rr_AnnualReturn2013]							0.0294
[rr_BarChartAndPerformanceTableHeading]									Performance
[rr_BarChartClosingTextBlock]
Class I
Highest Calendar Quarter Return at NAV	7.10%	Quarter Ended 12/31/2013
Lowest Calendar Quarter Return at NAV	(3.40% )	Quarter Ended 06/30/2013

[rr_BarChartDoesNotReflectSalesLoads]									Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
[rr_BarChartHeading]									Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
[rr_BarChartHighestQuarterlyReturn]										0.071
[rr_BarChartHighestQuarterlyReturnDate]									Dec. 31, 2013
[rr_BarChartLowestQuarterlyReturn]										(0.034)
[rr_BarChartLowestQuarterlyReturnDate]									Jun. 30, 2013
[rr_BarChartTableTextBlock]
[rr_DistributionAndService12b1FeesOverAssets]					0.0025	[footnoteimstramius_S000033633Managementfeesinclud]	0	[footnoteimstramius_S000033633Managementfeesinclud]
[rr_ExpenseBreakpointDiscounts]									You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund and/or the shares of other Ramius Funds, which are offered in separate prospectuses.
[rr_ExpenseBreakpointMinimumInvestmentRequiredAmount]											50,000
[rr_ExpenseExampleHeading]									Example
[rr_ExpenseExampleNarrativeTextBlock]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]			942	390
[rr_ExpenseExampleYear03]			1,824	1,278
[rr_ExpenseExampleYear05]			2,713	2,176
[rr_ExpenseExampleYear10]			4,967	4,474
[rr_ExpenseHeading]									Fees and Expenses of the Fund
[rr_ExpenseNarrativeTextBlock]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund and/or the shares of other Ramius Funds, which are offered in separate prospectuses. (Please contact the Fund at 877-672-6487 to receive a prospectus for another Ramius Fund.) More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 33 of this Prospectus.

[rr_ExpensesOverAssets]					0.0461	[footnoteimstramius_S000033633Managementfeesinclud]	0.0436	[footnoteimstramius_S000033633Managementfeesinclud]
[rr_ExpensesRestatedToReflectCurrent]									The expense information in the table has been restated to reflect current fees.
[rr_FeeWaiverOrReimbursementOverAssets]					(0.0048)	[footnoteimstramius_S000033633Managementfeesinclud],[footnoteimstramius_S000033633TheAdvisorhascontrac]	(0.0048)	[footnoteimstramius_S000033633Managementfeesinclud],[footnoteimstramius_S000033633TheAdvisorhascontrac]
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]									2015-04-30
[rr_HighestQuarterlyReturnLabel]									Highest Calendar Quarter Return at NAV
[rr_LowestQuarterlyReturnLabel]									Lowest Calendar Quarter Return at NAV
[rr_ManagementFeesOverAssets]					0.0135	[footnoteimstramius_S000033633Managementfeesinclud]	0.0135	[footnoteimstramius_S000033633Managementfeesinclud]
[rr_MaximumDeferredSalesChargeOverOfferingPrice]					0.01	[footnoteimstramius_S000033633Nosaleschargeapplies]	0
[rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice]					0.055		0
[rr_NetExpensesOverAssets]					0.0413	[footnoteimstramius_S000033633Managementfeesinclud],[footnoteimstramius_S000033633TheAdvisorhascontrac]	0.0388	[footnoteimstramius_S000033633Managementfeesinclud],[footnoteimstramius_S000033633TheAdvisorhascontrac]
[rr_ObjectiveHeading]									Investment Objective
[rr_ObjectivePrimaryTextBlock]

The investment objective of the State Street/Ramius Managed Futures Strategy Fund (the “Fund”) is to seek positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500 Index.

[rr_OperatingExpensesCaption]									Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]					0.0041	[footnoteimstramius_S000033633Managementfeesinclud]	0.0041	[footnoteimstramius_S000033633Managementfeesinclud]
[rr_PerformanceAvailabilityWebSiteAddress]									www.ramiusmutualfunds.com
[rr_PerformanceInformationIllustratesVariabilityOfReturns]									The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance from year to year of the Fund’s Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
[rr_PerformanceNarrativeTextBlock]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance from year to year of the Fund’s Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for Class A shares may vary from the performance shown to the extent the expenses for that class differs from those of Class I shares. Updated performance information is available on the Fund’s website at www.ramiusmutualfunds.com. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

[rr_PerformancePastDoesNotIndicateFuture]									The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
[rr_PerformanceTableNotRelevantToTaxDeferred]									After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[rr_PerformanceTableOneClassOfAfterTaxShown]									After tax returns are shown for Class I shares only and after-tax returns for Class A shares will vary.
[rr_PerformanceTableTextBlock]
[rr_PerformanceTableUsesHighestFederalRate]									After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[rr_PortfolioTurnoverHeading]									Portfolio Turnover
[rr_PortfolioTurnoverRate]										0.98
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities and other investments (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs, may result in a greater proportion of the Fund’s gains being treated for federal income tax purposes as short-term capital gains (which will be taxable as ordinary income when distributed to shareholders), and may cause the Fund to distribute taxable income to its shareholders sooner than it would have distributed income if the investments were held for longer periods of time. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

[rr_RedemptionFeeOverRedemption]					(0.01)		(0.01)
[rr_RiskHeading]									Principal Risks of Investing
[rr_RiskLoseMoney]									Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
[rr_RiskNarrativeTextBlock]

Risk is inherent in all investing. Because the Fund may be considered to be investing indirectly in the Trading Entities through its Subsidiary, references to the Fund’s risks also include risks associated with investing in the Subsidiary and the Trading Entities. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Managed Futures Strategy/Commodities Risk. Exposure to the commodities markets (including financial futures markets) through investment in managed futures programs may subject the Fund to greater volatility than cash market investments in securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including: changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to, one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include liquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it would submit derivatives trades for clearing. The Fund would also be exposed to counterparty risk with respect to the clearinghouse. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Fixed Income Risk. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

High Fees Risk. The cost of investing in the Fund may be higher than the cost of investing in other mutual funds that invest directly in the types of derivatives held by the Trading Entities. In addition to the Fund's direct fees and expenses, you will indirectly bear fees and expenses paid by the Subsidiary and by the Trading Entities, including management fees and performance-based fees, commodity brokerage commissions and operating expenses.

Performance Fees Risk. The performance-based fees paid to the Trading Advisors may create an incentive for the Trading Advisors to make investments that are riskier or more speculative than those they might have made in the absence of such performance-based fees. A Trading Advisor with positive performance may receive performance-based compensation from the Trading Entity, which will be borne indirectly by the Fund, even if the Fund’s overall returns are negative.

Subsidiary Risk. By investing in the Subsidiary and, indirectly, in the Trading Entities, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s and the Trading Entities’ respective investments. The Subsidiary and the Trading Entities are not registered under the 1940 Act and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States, the U.S. states or the Cayman Islands, under which the Fund, the Trading Entities and the Subsidiary are organized and operated, as applicable, could prevent the Fund, the Subsidiary or the Trading Entities from operating as described in this Prospectus and could negatively affect the Fund and its shareholders.

Tax Risk. To qualify for the tax treatment available to regulated investment companies under the Code, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income.” Income derived from direct investments in commodities is not “qualifying income.” In addition, the Internal Revenue Service (the “IRS”) has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives do not constitute “qualifying income.” It is possible that the Fund will from time to time make investments in commodities and commodity-linked derivatives directly, rather than through the Subsidiary, and therefore it is possible that some of the Fund’s income will not constitute “qualifying income.” The IRS has indicated in another revenue ruling that income from certain instruments, such as certain structured notes, that create commodity exposure may constitute “qualifying income,” and it has issued private letter rulings holding that income derived from certain commodity-linked notes constitutes “qualifying income.” In addition, the IRS has issued private letter rulings concluding that certain income derived by a regulated investment company from a wholly owned subsidiary, such as the Subsidiary, that invests in commodities and commodity-linked derivatives constitutes “qualifying income.”

Each of these private letter rulings applies only to the taxpayer that requested it and may not be used or cited as precedent. Moreover, the IRS has suspended the issuance of such rulings and is reviewing its policy in this area. The Fund has not applied for or received such a ruling from the IRS, and has not determined whether to seek such a ruling if the IRS were to resume issuing such rulings. The Fund intends to take the position that income from its investments in certain commodity-linked notes and in the Subsidiary will constitute “qualifying income” even in the event that the Subsidiary does not distribute all of its income on an annual basis. In the absence of a ruling, however, there can be no certainty in this regard, and the Fund has not sought an opinion from counsel on this position. It is possible that, as a consequence of its current review of this area, the IRS will reverse its prior position and publish guidance under which it will take the position that these items would not constitute “qualifying income.” The tax treatment of the Fund’s investment in commodity-linked notes or in the Subsidiary could also be adversely affected by future legislation or Treasury regulations. If income derived by the Fund from its investments in commodity-linked notes and in the Subsidiary does not constitute “qualifying income,” the Fund may not be able to qualify as a regulated investment company under the Code; in that case, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders, and all distributions out of earnings and profits would be taxed to shareholders as dividend income. If future legislation, Treasury regulations or IRS guidance prevents the Fund from treating its income from its investments in commodity-linked notes or in the Subsidiary as “qualifying income,” the Fund and the Advisor will consider what action to take, including potentially liquidating the Fund.

Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities and other investments may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more

Management Risk. The investment processes used by the Advisor, the Sub-Advisor and the Trading Advisors could fail to achieve the Fund’s investment objective and cause your investment to lose value. Accordingly, the Fund should be considered a speculative investment entailing a high degree of risk and is not suitable for all investors.

Government Intervention and Regulatory Changes Risk. In response to the global financial crisis that began in 2008, which caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. In this regard, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) has significantly enhanced the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. These regulators are continuing to implement regulations under the Dodd-Frank Act, some of which may adversely affect the Fund. For example, major changes under the Dodd-Frank Act or other legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

The Dodd-Frank Act has established a new regulatory structure for derivatives. If more restrictive position limits are imposed on investors in the commodity futures and other derivative markets, the managed futures programs in which the Trading Entities invest, and as a result, the Fund, may be adversely affected. Similarly, changes in the regulation of foreign currency-related trading arising from the Dodd-Frank Act may make such trading more expensive for the Fund, and otherwise limit the Fund’s ability to engage in such trading, which could adversely affect the Fund.

The Advisor is registered as a commodity pool operator under the Commodity Exchange Act. As a registered commodity pool operator, the Advisor is subject to a comprehensive scheme of regulations administered by the CFTC and the National Futures Association, the self-regulatory body for futures and swaps firms (the “NFA”), with respect to both its own operations and those of the Fund. The Advisor seeks to rely on relief from certain CFTC recordkeeping, reporting, and disclosure requirements otherwise applicable as to the Fund, the Subsidiary, and the Trading Entities to the extent permitted by CFTC regulations and CFTC staff guidance.

Foreign Trading Advisor Risk. All of the current Trading Advisors are located outside of the United States, and the Advisor anticipates that in the future at least some of the Trading Advisors will be located outside of the United States. Depending upon their jurisdictions, such Trading Advisors may be subject, among other things, to less rigorous reporting requirements than U.S. Trading Advisors, less rigorous regulatory and compliance requirements, and less protective legal systems and laws relating to shareholders’, investors’ and/or clients’ rights. It may also be more difficult for the Fund to enforce legal judgments against Trading Advisors located outside the United States.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Leveraging Risk. Certain Fund transactions, including entering into futures contracts and taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Industry Concentration Risk. The Subsidiary concentrates its investments in the commodity futures markets, which have historically experienced substantial price volatility. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business or other developments than if the Subsidiary’s investments were diversified across different sectors and markets.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

Market Disruption and Geopolitical Risk. The instability in the Middle East and terrorist attacks in the United States and around the world may result in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.

Regulatory Risk. Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer, or market value, of an instrument held by the Fund or the Fund’s performance.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

[rr_RiskNondiversifiedStatus]									Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
[rr_RiskReturnHeading]									SUMMARY SECTION
[rr_ShareholderFeeOther]			15.00	15.00
[rr_ShareholderFeesCaption]									Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]									Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]

The Fund pursues its investment objective by allocating its assets using two principal investment strategies: a “managed futures” strategy and a “fixed income” strategy. The managed futures strategy is intended to capture returns tied to global macroeconomic trends in the commodity futures (including financial futures) markets, and the fixed income strategy is intended to generate interest income and capital appreciation to add diversification to the returns generated by the managed futures strategy.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer positions than “diversified” mutual funds.

Managed Futures Strategy

The Fund pursues its managed futures strategy primarily by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “Trading Advisor”) pursuant to such Trading Advisor’s commodity-related investment program (a “managed futures program”). Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund. The Advisor expects that each Trading Entity will pay its Trading Advisor both a management fee based on the Trading Entity’s investment exposure (which the Advisor expects will exceed the Trading Entity’s total assets) and a performance fee calculated as a percentage of the Trading Entity’s profits.

The Advisor monitors the performance of the Trading Advisors and the Trading Entities and seeks to achieve the Fund’s investment objective by allocating and reallocating the Subsidiary’s assets among Trading Entities. The Advisor may not allocate or reallocate assets to all Trading Entities and may not allocate assets evenly among the Trading Entities. The Advisor allocates the assets of the Subsidiary among the Trading Entities to provide exposure to managed futures programs that the Advisor believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Fund’s exposure to futures contracts and other derivative instruments across trading methodologies, trading time horizons, sectors and geography. The Advisor expects the Trading Advisors to trade independently of each other and, as a group, to employ a wide variety of systematic, relative value and discretionary managed futures programs in the global currency futures, fixed income futures, commodity futures and equity futures markets.

Each of the following Trading Advisors is currently directing the trading of a different Trading Entity pursuant to a managed futures program:

• Aspect Capital Limited

10 Portman Square, London W1H 6AZ, UK

• Fulcrum Asset Management Ltd and Fulcrum Asset Management LLP (as sub-advisor)

6 Chesterfield Gardens, London W1J 5BQ, UK

• IPM Informed Portfolio Management AB

Master Samuelsgatan 6, Stockholm, Sweden

• Lynx Asset Management AB

Norrmalmstorg 12, Stockholm, Sweden

• Winton Capital Management Limited

Grove House, 27 Hammersmith Grove, London W6 0NE, UK

From time to time and for various reasons, the Advisor may terminate a Trading Advisor and possibly wind down the respective Trading Entity.

In addition to investing through the Trading Entities, the Subsidiary also may directly invest its assets in derivative instruments, including swaps, commodity-linked notes and other investments intended to serve as margin or collateral for swap positions. Such instruments may have payments linked to the performance of commodities. Although the Fund expects to execute its managed futures strategy primarily by investing in the Subsidiary, the Fund also may invest in derivative instruments to the extent permitted under the 1940 Act and consistent with its intent to be treated as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”).

Fixed Income Strategy

The Advisor expects to allocate the Fund’s assets that are not allocated to the Subsidiary to a fixed income strategy that invests primarily in investment grade fixed income securities in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Fund’s managed futures portfolio. The fixed income strategy may also include investments in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The Advisor delegates management of the Fund’s fixed income strategy portfolio to Horizon Cash Management L.L.C. (the “Sub-Advisor”).

Fixed income securities in which the Fund may invest include corporate bonds and other corporate debt securities issued by U.S. and non-U.S. corporations, including U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations, U.S. dollar-denominated obligations of foreign issuers and debt obligations denominated in foreign currencies. The Fund does not have a policy limiting the amount of the Fund’s portfolio that it may invest in foreign investments. The amount of such foreign investments will vary from time to time, but at any time foreign investments may represent as much as 100% of the Fund’s total assets. The Fund may invest in fixed income securities rated at the time of purchase BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization, or, if unrated, determined by the Advisor or Sub-Advisor to be of similar quality. The Fund also may invest in securities issued by the U.S. government or its agencies and instrumentalities, money market securities and other interest-bearing instruments and cash. The fixed income securities in which the Fund may invest may be of any maturity, although the Sub-Advisor expects the Fund’s portfolio to maintain an average maturity that ranges between short-term (less than one year) and intermediate-term (four to seven years).